Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 9,527	$ 11,948
Short-term bank deposits	64,130	58,621
Trade receivables, net	11,074	10,031
Inventories	795	931
Other accounts receivable and prepaid expenses	1,928	1,964
Total current assets	87,454	83,495
NON- CURRENT ASSETS:
Long-term bank deposits	4,002
Severance pay fund	3,524	3,840
Other long-term receivables	2,557	1,258
Property and equipment, net	1,010	1,260
Operating lease right-of-use assets	2,457	1,808
Total non-current assets	13,550	8,166
Total assets	101,004	91,661
CURRENT LIABILITIES:
Trade payables	2,708	2,651
Employees and payroll accruals	5,198	4,422
Deferred revenues and advances from customers	7,037	2,700
Current maturities of lease liabilities	1,024	1,045
Other liabilities and accrued expenses	6,829	5,428
Total current liabilities	22,796	16,246
NON-CURRENT LIABILITIES:
Accrued severance pay	3,973	4,335
Operating lease liabilities	1,452	894
Other liabilities and accrued expenses		32
Total non-current liabilities	5,425	5,261
Total liabilities	28,221	21,507
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2022 and 2021; 14,775,114 and 14,191,218 shares issued and 14,739,082 and 14,155,186 shares outstanding at December 31, 2022 and 2021, respectively	706	669
Additional paid-in capital	148,610	143,473
Accumulated other comprehensive loss	(2,908)	(2,620)
Accumulated deficit	(73,625)	(71,368)
Total shareholders’ equity	72,783	70,154
Total liabilities and shareholders’ equity	$ 101,004	$ 91,661